March 15, 2012

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:
Nationwide Life Insurance Company
Nationwide Variable Account-II
Nationwide Destination EV 2.0 (File Nos. 333-177316 & 811-03330)
Nationwide Destination EV New York 2.0 (File Nos. 333-177319 & 811-03330)

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account-II (“Variable Account”), we are filing this Pre-Effective Amendment No. 2 to the above referenced Registration Statements. This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On October 14, 2011, Nationwide filed initial Registration Statements on Form N-4 for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.  Nationwide received your written comments in a letter dated December 13, 2011.  On January 31, 2012 and on February 1, 2012, Nationwide filed Pre-Effective Amendment No. 1 to the New York product and the non-New York product, respectively.  Nationwide received your oral requests for clarification on February 28, 2012.  This Pre-Effective Amendment No. 2 will also reflect any applicable changes that are a result of your oral requests for clarification.  As discussed on the telephone on February 29, 2012 in connection with the change in direction of Nationwide's strategy, responses in this Pre-Effective Amendment No. 2 only include responses to your requests for clarification that are unrelated to the reallocation evaluation feature. Each comment is restated below and is accompanied by Nationwide’s response.

1. Pre-Effective Amendment No. 1, Comment 1. Cover Page. Clarify how an investor can obtain the Statement of Additional Information, per Item 1(a)(v) of Form N-4.

Response. We revised the fourth paragraph of the cover page as follows (emphasis added):

To obtain free copies of the Statement of Additional Information or to make any other service requests, please contact Nationwide by one of the methods described in the ~~"Contacting Nationwide"~~ "Contacting the Service Center" provision on page 13.

2. Pre-Effective Amendment No. 1, Comment 2. Glossary. The definition of "Variable Account"

states that it is "Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets…" Revise the definition to clarify what types of assets it is referring to.

Response. We revised the definition of "Variable Account" as follows (emphasis added):

Variable Account- Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

3. Pre-Effective Amendment No. 1, Comment 3. Synopsis of the Contracts.

a. 7% Lifetime Income Option. This disclosure language differs between the non-NY product and the NY product. Are these differences intentional? Please make the language the same or state clearly what is different.

Response. The disclosure language regarding effects of certain assignments and contract owner changes is intentional.

However, for consistency, we added the following paragraph to the New York product as the last paragraph in the "7% Lifetime Income Option" subsection of the "Charges and Expenses" section of "Synopsis of the Contracts" as follows (emphasis added):

Withdrawals in excess of the benefit amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Lifetime Income Option.

b. 7% Lifetime Income Option. Revise the last paragraph of this subsection to explain when lifetime income withdrawals are paid from Nationwide's General Account and when they are paid from the Variable Account and why that matters.

Response. We revised the fourth paragraph in the "7% Lifetime Income Option" subsection of the "Charges and Expenses" section of "Synopsis of the Contracts" as follows (emphasis added):

~~Lifetime income withdrawals payable after the Contract Value is depleted~~ If the Contract Value is greater than $0, then lifetime income withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then lifetime income withdrawals are paid from Nationwide's General Account. ~~and therefore~~ Income withdrawal payments paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Lifetime Income Option may exceed the benefit. Certain actions by the Contract Owner will terminate this optional benefit.

c. 7% Lifetime Income Option & 7% Spousal Continuation Benefit. Please use bold face type or some other means of drawing attention to the sentence that begins, "The cost of the 7% Lifetime Income Option…" and "The cost of the 7% Spousal Continuation Benefit…"

Response. We revised the referenced sentence in the "7% Lifetime Income Option" subsection of the "Charges and Expenses" section of "Synopsis of the Contract" as follows:

The cost of the 7% Lifetime Income Option may exceed the benefit.

Similarly, we revised the last sentence in the "7% Spousal Continuation Benefit" subsection of the "Charges and Expenses" section of "Synopsis of the Contract" as follows:

The cost of the 7% Spousal Continuation Benefit (the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.

4. Pre-Effective Amendment No. 1, Comment 5. Types of Payments Nationwide Receives. Please confirm, if true, that Nationwide does not receive any additional direct or indirect benefit due to underlying investment options that are fund of funds investing in affiliated underlying funds. If not true, revise disclosure accordingly.

Response. Any indirect benefit that Nationwide receives in connection with its affiliated funds of funds investing in affiliated underlying funds is not significant. To add disclosure describing such a benefit would be misleading to investors.

5. Pre-Effective Amendment No. 1, Comment 6. Mortality and Expense Risk Fee. Please clarify that the fee deduction is reflected in the daily unit value. Make corresponding changes to the "Administrative Charge" section.

Response. We revised the first sentence and added a clarifying sentence after the first sentence as follows (emphasis added):

Nationwide deducts a Mortality and Expense Risk Charge that is reflected in the daily unit value calculations. The charge is equal to an annualized rate of 1.65% of the Daily Net Assets of the Variable Account for the first 8 Contract Years.

In addition, we revised the first sentence and added the same clarifying sentence after the first sentence of the "Administrative Charge" section of "Standard Charges and Deductions" as follows (emphasis added):

Nationwide deducts an Administrative Charge that is reflected in the daily unit value calculations. The charge is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

6. Pre-Effective Amendment No. 1, Comment 7. Death Benefit Options (NON-NY PRODUCT ONLY). Please clarify that the potential impact to the death benefits due to certain contract owner changes and assignments are negative in nature.

Response. We revised the second paragraph in the "Death Benefit Options" section of "Optional Contract Benefits, Charges, and Deductions" as follows (emphasis added):

Where permitted under state law, certain Contract Owner changes and assignments may negatively impact the death benefits (see "Impact of Ownership Changes and Assignment on the Death Benefits").

7. Pre-Effective Amendment No. 1, Comment 8. 7% Lifetime Income Option. Revise the introductory sentence such that benefits and restrictions associated with the 7% Lifetime Income Option are evenly presented. In other words, clarify that there are restrictions associated with receiving the benefits under the rider.

Response. We revised the introductory sentence in the "7% Lifetime Income Option" section as follows (emphasis added):

The 7% Lifetime Income Option (the "7% Nationwide L.inc Option") provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, ~~as long as the Contract owner maintains a positive Current Income Benefit Base~~ provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply.

In addition, we revised the first sentence in the "7% Lifetime Income Option" subsection of the "Charges and Expenses" section of "Synopsis of the Contracts" as follows (emphasis added):

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, ~~as long as the Contract Owner maintains a positive Current Income Benefit Base~~ provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply.

* * * * *

In addition, Nationwide acknowledges that:
•
should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

•
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

•
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me directly at (614) 249-8782 if you have any questions regarding this filing.

Sincerely,

/s/ NOOREE KIM

Nooree Kim
Senior Counsel
Nationwide Life Insurance Company